STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK-BASED COMPENSATION EXPENSE RECOGNIZED FOR STOCK OPTION AWARDS

The Company has recorded stock-based compensation expense related to the issuance of restricted stock awards in the following line items in the accompanying condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023

Research and development	$35,345	$10,620	$57,227	$21,889
General and administrative	251,949	159,634	512,680	305,979
	$287,294	$170,254	$569,907	$327,868

The Company has recorded stock-based compensation expense related to the issuance of restricted stock awards in the following line items in the accompanying consolidated statement of operations:

	2023	2022

Research and development	$37,131	$7,832
Selling, general and administrative	711,692	240,760
Total stock-based compensation expense	$748,823	$248,592

SUMMARY OF OPTION ACTIVITY

The following table summarizes stock option activity under the 2014 and 2024 Plan:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2023	683,695	$3.99	2.9	158,332
Granted	—	—
Exercised	(208,031)	1.16
Forfeited	(137,854)	1.16
Outstanding at June 30, 2024	337,810	$6.88	5.08	—

Vested and exercisable at June 30, 2024	337,612	$6.88	5.08	—

The following table summarizes stock option activity under the Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	806,392	$4.33	4.0	164,255
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(122,697)	5.86	—	—
Outstanding at December 31, 2023	683,695	$3.99	2.9	$158,332

Vested and exercisable at December 31, 2023	682,306	$3.98	2.9	$158,010

SUMMARY OF RESTRICTED STOCK AWARD

The following table summarizes restricted stock award activity under the 2014 and 2024 Plan:

	Number of restricted stock awards (RSA)	Weighted-average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2023	540,967	$2.24	$1,209,391	447,905	93,062
Granted	419,756	1.66	698,655	266,774	152,982
Forfeited	—	—	—	—	—
Balance at June 30, 2024	960,723	$1.99	$1,908,046	714,679	246,044

The following table summarizes restricted stock award activity under the Plan:

	Number of restricted stock awards (RSA)	Weighted- average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2022	114,920	$3.56	$409,437	96,041	18,879
Granted	431,028	1.89	813,717	339,263	91,765
Forfeited	(4,979)	2.76	(13,754)	(4,979)	—
Balance at December 31, 2023	540,969	$2.24	$1,209,400	430,325	110,644

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the years ended December 31, 2023, and 2022, respectively:

	2023	2022
Fair value of Common Stock	$—	$4.62
Volatility	—%	63.9%
Expected term (years)	—	6.0
Risk-free interest rate	—%	2.20%
Dividend yield	—%	0%